UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Burke & Herbert Bank & Trust Co.
           -----------------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           -----------------------------------------------------

Form 13F File Number: 28-05313
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  4/04/2003
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          129
                                         -----------
Form 13F Information Table Value Total:     $100,282
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ABBOTT LABS                    COM              OO2824100      474   12598 SH       SOLE              12598      0    0
ABBOTT LABS                    COM              OO2824100       90    2400 SH       SHR                2400      0    0
ALTRIA GROUP INC               COM              02209S103      636   21225 SH       SOLE              21225      0    0
ALTRIA GROUP INC               COM              02209S103       31    1050 SH       SHR                1050      0    0
AMERICAN EXPRESS CO            COM              O25816109      218    6555 SH       SOLE               6555      0    0
AMERICAN EXPRESS CO            COM              O25816109       23     700 SH       SHR                 700      0    0
AMERICAN INTL GROUP INC        COM              O26874107      964   19492 SH       SOLE              19492      0    0
AMERICAN INTL GROUP INC        COM              O26874107       92    1854 SH       SHR                1854      8    0
AMSOUTH BANCORPORATION         COM              O32165102      229   11497 SH       SOLE              11497      0    0
BP PLC                         SPON ADR         O55622104      735   19051 SH       SOLE              19051      0    0
BP PLC                         SPON ADR         O55622104       20     531 SH       SHR                 531      0    0
BANK OF AMERICA CORP           COM              O60505104      625    9358 SH       SOLE               9358      0    0
BANK OF AMERICA CORP           COM              O60505104      140    2100 SH       SHR                2100      0    0
BANK NEW YORK INC              COM              O64057102      242   11808 SH       SOLE              11808      0    0
BANK NEW YORK INC              COM              O64057102        3     148 SH       SHR                 148      0    0
BANK ONE CORP                  COM              06423A103      226    6529 SH       SOLE               6529      0    0
BELLSOUTH CORP                 COM              O79860102      638   29451 SH       SOLE              29451      0    0
BELLSOUTH CORP                 COM              O79860102       70    3215 SH       SHR                3215      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108      471   22269 SH       SOLE              22269      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108       53    2520 SH       SHR                2520      0    0
BURKE & HERBERT BANK & TRUST   COM              121331102    16115   10743 SH       SOLE              10743      0    0
COMPANY
BURKE & HERBERT BANK & TRUST   COM              121331102     2031    1354 SH       SHR                1354      0    0
COMPANY
CIGNA CORP                     COM              125509109      231    5060 SH       SOLE               5060      0    0
CHEVRON TEXACO CORP            COM              166764100      808   12500 SH       SOLE              12500      0    0
CHEVRON TEXACO CORP            COM              166764100      440    6802 SH       SHR                6802      0    0
CISCO SYS INC                  COM              17275R102      154   11850 SH       SOLE              11850      0    0
CISCO SYS INC                  COM              17275R102       30    2313 SH       SHR                2313      0    0
CITIGROUP INC                  COM              172967101      859   24935 SH       SOLE              24935      0    0
CITIGROUP INC                  COM              172967101       65    1892 SH       SHR                1892      0    0
COCA COLA CO                   COM              191216100    10826  267433 SH       SOLE             267433      0    0
COCA COLA CO                   COM              191216100       24     600 SH       SHR                 600      0    0
COLGATE PALMOLIVE CO           COM              194162103       65    1200 SH       SOLE               1200      0    0
COLGATE PALMOLIVE CO           COM              194162103      201    3700 SH       SHR                3700      0    0
CORNING INC                    COM              219350105       88   15035 SH       SOLE              15035      0    0
CORNING INC                    COM              219350105        9    1590 SH       SHR                1590      0    0
DISNEY WALT CO                 COM              254687106      331   19439 SH       SOLE              19439      0    0
DISNEY WALT CO                 COM              254687106      202   11897 SH       SHR               11897      0    0
DOCUCON INC COM NEW            NEW COM          255908402        1   16667 SH       SOLE              16667      0    0
DOMINION RESOURCES INC/VA CO   COM              25746U109      557   10061 SH       SOLE              10061      0    0
DOMINION RESOURCES INC/VA CO   COM              25746U109       80    1445 SH       SHR                1445      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109     1014   26097 SH       SOLE              26097      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109      105    2700 SH       SHR                2700      0    0
DUN & BRADSTREET CORP          COM              2.65E+104      440   11500 SH       SHR               11500      0    0
EXXON MOBIL CORP               COM              30231G102     4210  120456 SH       SOLE             120456      0    0
EXXON MOBIL CORP               COM              30231G102     1803   51594 SH       SHR               51594      0    0
FPL GROUP INC                  COM              302571104      210    3569 SH       SOLE               3569      0    0
FPL GROUP INC                  COM              302571104       11     195 SH       SHR                 195      0    0
FEDERAL HOME LN MTG CORP       VT               313400301      429    8080 SH       SOLE               8080      0    0
FEDERAL HOME LN MTG CORP       VT               313400301       21     400 SH       SHR                 400      0    0
FEDERAL NATL MTG ASSN          COM              313586109      984   15055 SH       SOLE              15055      0    0
FEDERAL NATL MTG ASSN          COM              313586109       72    1100 SH       SHR                1100      0    0
FIRST VA BKS INC               COM              337477103      161    4106 SH       SOLE               4106      0    0
FIRST VA BKS INC               COM              337477103      475   12105 SH       SHR               12105      0    0
GANNETT INC                    COM              364730101      261    3708 SH       SOLE               3708      0    0
GANNETT INC                    COM              364730101       40     575 SH       SHR                 575      0    0
GENERAL ELEC CO                COM              369604103     3891  152601 SH       SOLE             152601      0    0
GENERAL ELEC CO                COM              369604103      777   30476 SH       SHR               30476      0    0
HEWLETT PACKARD CO             COM              428236103      440   28315 SH       SOLE              28315      0    0
HEWLETT PACKARD CO             COM              428236103       49    3165 SH       SHR                3165      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106      159    7445 SH       SOLE               7445      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106       77    3600 SH       SHR                3600      0    0
IMS HEALTH INC                 COM              449934108        4     280 SH       SOLE                280      0    0
IMS HEALTH INC                 COM              449934108      496   31800 SH       SHR               31800      0    0
INTEL CORP                     COM              458140100      432   26528 SH       SOLE              26528      0    0
INTEL CORP                     COM              458140100       68    4168 SH       SHR                2568  1,600    0
INTERNATIONAL BUSINESS MACHS   COM              459200101      608    7748 SH       SOLE               7748      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101       43     554 SH       SHR                 554      0    0
JOHNSON & JOHNSON              COM              478160104     2086   36051 SH       SOLE              36051      0    0
JOHNSON & JOHNSON              COM              478160104      327    5650 SH       SHR                5650      0    0
KEENE CORP DEL                 COM              487315103        6   22600 SH       SOLE              22600      0    0
KIMBERLY CLARK CORP            COM              494368103      479   10535 SH       SOLE              10535      0    0
KIMBERLY CLARK CORP            COM              494368103       68    1500 SH       SHR                 700    800    0
LUCENT TECHNOLOGIES INC        COM              549463107       26   17861 SH       SOLE              17861      0    0
LUCENT TECHNOLOGIES INC        COM              549463107        3    1770 SH       SHR                1770      0    0
MEI CORP NEV COM NEW           COM              552711202        2   16250 SH       SOLE              16250      0    0
MEDTRONIC INC                  COM              585055106      374    8300 SH       SOLE               8300      0    0
MEDTRONIC INC                  COM              585055106       44     974 SH       SHR                 974      0    0
MERCK & CO INC                 COM              589331107     2075   37884 SH       SOLE              37884      0    0
MERCK & CO INC                 COM              589331107      596   10875 SH       SHR               10875      0    0
MICROSOFT CORP                 COM              594918104      270   11150 SH       SOLE              11150      0    0
MICROSOFT CORP                 COM              594918104      416   17200 SH       SHR               17200      0    0
MOODYS CORP                    COM              615369105      333    7200 SH       SHR                7200      0    0
MOTOROLA INC                   COM              620076109      199   24063 SH       SOLE              24063      0    0
MOTOROLA INC                   COM              620076109        5     600 SH       SHR                 600      0    0
NORFOLK SOUTHN CORP            COM              655844108      346   18662 SH       SOLE              18662      0    0
NORFOLK SOUTHN CORP            COM              655844108       11     600 SH       SHR                 600      0    0
PPG INDS INC                   COM              693506107      231    5130 SH       SOLE               5130      0    0
PAYNE BROTHERS PROPERTY LLC    50% INT IN LLC   695001990    21938      10 SH       SHR                  10      0    0
PALMER FAMILY PARTNERSHIP      25% INTEREST     69679A904      172  172473 SH       SOLE             172473      0    0
PALMER ASSOCIATES LLC          A VIRGINIA LLC   69679A912       49   49249 SH       SOLE              49249      0    0
PEPCO HOLDINGS INC             COM              713291102      195   11226 SH       SOLE              11226      0    0
PEPSICO INC                    COM              713448108     1678   41944 SH       SOLE              41944      0    0
PEPSICO INC                    COM              713448108       60    1495 SH       SHR                1495      0    0
PFIZER INC                     COM              717081103     1486   47682 SH       SOLE              47682      0    0
PFIZER INC                     COM              717081103      128    4100 SH       SHR                4100      0    0
PHARMACIA CORPORATION          COM              71713U102      283    6538 SH       SOLE               6538      0    0
PITNEY BOWES INC               COM              724479100      326   10224 SH       SOLE              10224      0    0
PITNEY BOWES INC               COM              724479100       24     750 SH       SHR                 750      0    0
PROCTER & GAMBLE CO            COM              742718109      411    4611 SH       SOLE               4611      0    0
PROCTER & GAMBLE CO            COM              742718109      109    1220 SH       SHR                1220      0    0
PROTECTIVE LIFE CORP           COM              743674103      262    9194 SH       SOLE               9194      0    0
RAYTHEON                       COM NEW          755111507       58    2030 SH       SOLE               2030      0    0
RAYTHEON                       COM NEW          755111507      148    5224 SH       SHR                5224      0    0
ROYAL DUTCH PETE CO N Y REGI   PAR N GLDR 1.25  780257804      269    6605 SH       SOLE               6605      0    0
SBC COMMUNICATIONS INC         COM              78387G103      268   13344 SH       SOLE              13344      0    0
SBC COMMUNICATIONS INC         COM              78387G103       61    3035 SH       SHR                3035      0    0
SARA LEE CORP                  COM              803111103      381   20368 SH       SOLE              20368      0    0
SARA LEE CORP                  COM              803111103       26    1400 SH       SHR                1400      0    0
SOUTHERN CO                    COM              842587107      168    5896 SH       SOLE               5896      0    0
SOUTHERN CO                    COM              842587107       35    1245 SH       SHR                1245      0    0
SUNTRUST BANKS INC             COM              867914103      245    4652 SH       SOLE               4652      0    0
3M CO                          COM              88579Y101      953    7326 SH       SOLE               7326      0    0
3M CO                          COM              88579Y101      123     947 SH       SHR                 947      0    0
TJ PARTNER                     PARTNERSHIP      885993477       56   52439 SH       SOLE              52439      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      237    4095 SH       SOLE               4095      0    0
UNITED TECHNOLOGIES CORP       COM              913017109       55     950 SH       SHR                 950      0    0
UNITEDHEALTH GROUP INC         COM              91324P102      158    1728 SH       SOLE               1728      0    0
UNITEDHEALTH GROUP INC         COM              91324P102       45     496 SH       SHR                 496      0    0
VERIZON COMMUNICATIONS         COM              92343V104     1422   40213 SH       SOLE              40213      0    0
VERIZON COMMUNICATIONS         COM              92343V104      296    8366 SH       SHR                8366      0    0
VERSAR INC                     COM              925297103      274   84700 SH       SOLE              84700      0    0
WACHOVIA CORP                  COM              929903102      612   17970 SH       SOLE              17970      0    0
WACHOVIA CORP                  COM              929903102       59    1744 SH       SHR                1744      0    0
WAL MART STORES INC            COM              931142103      838   16111 SH       SOLE              16111      0    0
WAL MART STORES INC            COM              931142103      155    2975 SH       SHR                2975      0    0
WELLS FARGO CO                 COM              949746101      485   10775 SH       SOLE              10775      0    0
WELLS FARGO CO                 COM              949746101       30     677 SH       SHR                 677      0    0
WYETH                          COM              983024100     1281   33874 SH       SOLE              33874      0    0
WYETH                          COM              983024100      149    3940 SH       SHR                3940      0    0